JAG LARGE CAP GROWTH FUND

Class A: JLGAX Class I: JLGIX Class R: JGRRX

SUMMARY PROSPECTUS

FEBRUARY 1, 2022

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at jagcapitalfunds.com. You can also get this information at no cost by calling 1-855-552-4596, emailing fundinfo@jagcapm.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, both dated February 1, 2022, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Fund Summary – JAG Large Cap Growth Fund

Investment Objective: The Fund’s objective is capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 39 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 42 and Waiver of Up-Front Sales Charge on Class A Shares on page 43.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None	0.00%
Other Expenses	0.54%	0.54%	0.19%
Interest/Dividend Expense	0.01%	0.01%	0.01%
Remaining Other Expenses	0.53%	0.53%	0.18%
Total Annual Fund Operating Expenses	1.59%	1.34%	0.99%
Fee Waiver and/or Expense Reimbursement [1]	(0.08)%	(0.08)%	(0.08)%
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Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.51%	1.26%	0.91%

1 The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation) at 1.50%, 1.25% and 0.90% for Class A, Class I and Class R, respectively, through January 31, 2023. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the advisor, by the advisor with the consent of the Board of Trustees, or upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after such recoupment is taken into account, the recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Class A	Class I	Class R
1	$720	$128	$93
3	$1,041	$417	$307
5	$1,384	$726	$539
10	$2,349	$1,606	$1,206

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2021 was 72% of the value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies that the Fund’s advisor believes have strong earnings and revenue growth potential. Under normal conditions, the Fund invests at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with market capitalizations of at least $8 billion.

The advisor employs a bottom-up, quantitatively-derived buy discipline to identify stocks the advisor believes have superior earnings and revenue growth characteristics. The cornerstone of the advisor’s investment process is a proprietary multi-factor model that scores several thousand equity securities according to a variety of weighted factors measuring earnings and revenue growth, valuation, size and relative strength. The sell discipline is designed to eliminate portfolio holdings with inferior price performance and deteriorating earnings and revenue growth factors.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

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The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

  Equity Securities Risks. Common stocks are subject to market risks that affect the value of the Fund. Factors such as interest rate levels, market conditions, and political events may adversely affect equity prices.
  Growth Stock Risk. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks.
  Investment Model Risk. Like all quantitative analysis, the investment model utilized by the advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, a model may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of a model are usually constructed based on data supplied by third parties, the success of the advisor’s use of such model is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. A model may lose its predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.
  Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.
  Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
  Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect individual securities and the securities markets generally.
  Sector Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
  Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
  Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
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o	Software Industry Risk. Software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.
o	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
  Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its Class A, Class I and Class R shares’ average annual returns compare over time with those of a broad measure of market performance and a supplemental index. Although Class I and Class R shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Class R shares are different from Class A shares because Class I and Class R shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 855-552-4596.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 28.31% (quarter ended June 30, 2020), and the lowest return for a quarter was (17.22%) (quarter ended December 31, 2018).

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Average Annual Total Returns

(for the periods ended, December 31, 2021)

	1 Year	5 Year	10 Year
Class A
Return Before Taxes	8.95%	19.97%	16.05%
Return After Taxes on Distributions	3.64%	16.01%	13.60%
Return After Taxes on Distributions and Sale of Fund Shares	7.56%	15.15%	12.79%
Class I
Return Before Taxes	15.88%	21.70%	17.01%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	27.60%	25.32%	19.79%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Class R			Since inception (2/1/2020)
Return Before Taxes	16.25%	N/A	26.84%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	27.60%	N/A	32.37%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	28.71%	N/A	24.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Advisor: JAG Capital Management LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager: Norman B. Conley, III, Chief Executive Officer and Chief Investment Officer of the Advisor, serves as the Fund's portfolio manager. Mr. Conley has served the Fund in this capacity since the Fund commenced operations in 2011.

Purchase and Sale of Fund Shares: The minimum initial investment in the Fund is $2,500 for Class A shares, $250,000 for Class I shares, $250 for Class R shares or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum initial and subsequent investment in Class R shares is $25. Retirement plan intermediaries may aggregate investors for the purpose of meeting the Class R shares investment minimums.

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary to the Fund or the Transfer Agent and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

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Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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